Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K of the Exchange Act, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to Compensation Discussion and Analysis above.
						Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for the PEO1 2	Compensation Actually Paid to the PEO[3]	Average Summary Compensation Table Total for the Non-PEO NEOs[2]	Average Compensation Actually Paid to the Non-PEO NEOs[3]	Total Shareholder Return[4]	Peer Group Total Shareholder Return[5]	Net Income[6]	Non-GAAP Adjusted EBITDA[7]
2023	$9,655,552	$15,182,586	$1,310,110	$1,858,109	$141.64	$131.92	($69,752)	($25,783)
2022	$2,155,099	($7,771,695)	$1,347,796	$649,506	$84.81	$103.62	($69,319)	($18,845)
2021	$1,124,454	$1,928,070	$516,345	$1,617,502	$171.67	$162.45	($75,799)	($17,793)
2020	$8,220,228	$55,524,053	$447,781	$1,024,510	$204.26	$142.50	($36,562)	($12,453)
1.	Savneet Singh served as the sole principal executive officer (“PEO”) of the Company for 2020, 2021, 2022, and 2023.
2.
The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding I PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2023 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for 2020, 2021, and 2022. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Bryan A. Menar, Cathy King, Raju Malhotra, and Michael Nelson; (ii) for 2022, Bryan A. Menar, Cathy King, Raju Malhotra, and Michael Nelson; (iii) for 2021, Bryan A. Menar, Raju Malhotra, Michael Nelson, and Matthew R. Cicchinelli; and (iv) for 2020, Bryan A. Menar and Matthew R. Cicchinelli.

3.
The dollar amounts reported as “compensation actually paid” to the PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEOs’ total reported compensation and non-PEO NEOs’ for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total	[Less] Reported Value of Equity Awards	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year- End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2023	PEO	$9,655,552	$8,555,929	$12,147,740	$1,222,917	$712,306	$0	$0	$15,182,586
2023	Average for Non-PEO NEOs	$1,310,110	$696,233	$846,287	$278,859	$119,086	$0	$0	$1,858,109
4.
Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

5.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Technology Index.

6.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (in thousands).
7.	The dollar amounts reported represent the amount of adjusted EBITDA reflected in the Company’s audited financial statements for the applicable year (in thousands).

Company Selected Measure Name	Non-GAAP Adjusted EBITDA
Named Executive Officers, Footnote
1.	Savneet Singh served as the sole principal executive officer (“PEO”) of the Company for 2020, 2021, 2022, and 2023.
2.
The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding I PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2023 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for 2020, 2021, and 2022. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Bryan A. Menar, Cathy King, Raju Malhotra, and Michael Nelson; (ii) for 2022, Bryan A. Menar, Cathy King, Raju Malhotra, and Michael Nelson; (iii) for 2021, Bryan A. Menar, Raju Malhotra, Michael Nelson, and Matthew R. Cicchinelli; and (iv) for 2020, Bryan A. Menar and Matthew R. Cicchinelli.

Peer Group Issuers, Footnote
5.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Technology Index.

PEO Total Compensation Amount	$ 9,655,552	$ 2,155,099	$ 1,124,454	$ 8,220,228
PEO Actually Paid Compensation Amount	$ 15,182,586	(7,771,695)	1,928,070	55,524,053
Adjustment To PEO Compensation, Footnote
3.
The dollar amounts reported as “compensation actually paid” to the PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEOs’ total reported compensation and non-PEO NEOs’ for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total	[Less] Reported Value of Equity Awards	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year- End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2023	PEO	$9,655,552	$8,555,929	$12,147,740	$1,222,917	$712,306	$0	$0	$15,182,586
2023	Average for Non-PEO NEOs	$1,310,110	$696,233	$846,287	$278,859	$119,086	$0	$0	$1,858,109

Non-PEO NEO Average Total Compensation Amount	$ 1,310,110	1,347,796	516,345	447,781
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,858,109	649,506	1,617,502	1,024,510
Adjustment to Non-PEO NEO Compensation Footnote
3.
The dollar amounts reported as “compensation actually paid” to the PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEOs’ total reported compensation and non-PEO NEOs’ for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table Total	[Less] Reported Value of Equity Awards	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year- End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Equals] Compensation Actually Paid
2023	PEO	$9,655,552	$8,555,929	$12,147,740	$1,222,917	$712,306	$0	$0	$15,182,586
2023	Average for Non-PEO NEOs	$1,310,110	$696,233	$846,287	$278,859	$119,086	$0	$0	$1,858,109

Compensation Actually Paid vs. Total Shareholder Return
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail above in the Compensation Discussion and Analysis, our executive compensation programs reflect a variable pay-for-performance philosophy. While we use multiple performance measures to align executive compensation with our performance, all of those performance measures are not presented in the Pay Versus Performance table. Moreover, we generally seek to incentivize long-term term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with the SEC rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2023 was heavily influenced by our stock price increasing 67% from the beginning to the end of the year, which in turn had a meaningful positive impact on the value of our NEOs’ equity awards that year (including an increase of the estimated earnout level of in-progress relative TSR PRSUs).

Compensation Actually Paid vs. Net Income
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail above in the Compensation Discussion and Analysis, our executive compensation programs reflect a variable pay-for-performance philosophy. While we use multiple performance measures to align executive compensation with our performance, all of those performance measures are not presented in the Pay Versus Performance table. Moreover, we generally seek to incentivize long-term term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with the SEC rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2023 was heavily influenced by our stock price increasing 67% from the beginning to the end of the year, which in turn had a meaningful positive impact on the value of our NEOs’ equity awards that year (including an increase of the estimated earnout level of in-progress relative TSR PRSUs).

Compensation Actually Paid vs. Company Selected Measure
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail above in the Compensation Discussion and Analysis, our executive compensation programs reflect a variable pay-for-performance philosophy. While we use multiple performance measures to align executive compensation with our performance, all of those performance measures are not presented in the Pay Versus Performance table. Moreover, we generally seek to incentivize long-term term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with the SEC rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2023 was heavily influenced by our stock price increasing 67% from the beginning to the end of the year, which in turn had a meaningful positive impact on the value of our NEOs’ equity awards that year (including an increase of the estimated earnout level of in-progress relative TSR PRSUs).

Total Shareholder Return Vs Peer Group
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail above in the Compensation Discussion and Analysis, our executive compensation programs reflect a variable pay-for-performance philosophy. While we use multiple performance measures to align executive compensation with our performance, all of those performance measures are not presented in the Pay Versus Performance table. Moreover, we generally seek to incentivize long-term term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with the SEC rules, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2023 was heavily influenced by our stock price increasing 67% from the beginning to the end of the year, which in turn had a meaningful positive impact on the value of our NEOs’ equity awards that year (including an increase of the estimated earnout level of in-progress relative TSR PRSUs).

Tabular List, Table
Most Important Performance Measures
As described in greater detail in the Compensation Discussion and Analysis, our executive compensation programs reflect a variable pay-for-performance philosophy. The metrics that we use for both long-term and short-term incentive awards are selected with the goal of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
Most Important Financial Performance Measures
Non-GAAP Adjusted EBITDA
Annual Recurring Revenue (ARR)
Government Segment Net Income Before Taxes

Total Shareholder Return Amount	$ 141.64	84.81	171.67	204.26
Peer Group Total Shareholder Return Amount	131.92	103.62	162.45	142.5
Net Income (Loss)	$ (69,752,000)	$ (69,319,000)	$ (75,799,000)	$ (36,562,000)
Company Selected Measure Amount	(25,783,000)	(18,845,000)	(17,793,000)	(12,453,000)
PEO Name	Savneet Singh	Savneet Singh	Savneet Singh	Savneet Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Recurring Revenue (ARR)
Measure:: 3
Pay vs Performance Disclosure
Name	Government Segment Net Income Before Taxes
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,555,929)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,147,740
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,917
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,306
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(696,233)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	846,287
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,859
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,086
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0